Loans Payable (Details) - Schedule of loans payable of current portion - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Loans payable current portion		$ 1,308,516	$ 1,828,079
Loan payable issued September 18, 2019 [Member]
Debt Instrument [Line Items]
Simple Interest Rate		8.00%
Loans payable current portion		$ 50,000	50,000
Loan payable issued September 18, 2019 [Member]
Debt Instrument [Line Items]
Simple Interest Rate		8.00%
Loans payable current portion		$ 50,000
Loan payable issued October 8, 2019 [Member]
Debt Instrument [Line Items]
Simple Interest Rate		0.00%
Loans payable current portion		$ 4,000
Loan payable issued October 29, 2019 [Member]
Debt Instrument [Line Items]
Simple Interest Rate		8.00%
Loans payable current portion		$ 69,250	69,250
Loan payable issued December 31, 2019 [Member]
Debt Instrument [Line Items]
Simple Interest Rate		0.00%
Loans payable current portion		$ 5,000
Loan payable issued February 5, 2020 [Member]
Debt Instrument [Line Items]
Simple Interest Rate		8.00%
Loans payable current portion		$ 3,500	3,500
Loan payable issued February 5, 2020 [Member]
Debt Instrument [Line Items]
Simple Interest Rate		8.00%
Loans payable current portion		$ 3,500
Loan payable issued March 31, 2020 [Member]
Debt Instrument [Line Items]
Simple Interest Rate		8.00%
Loans payable current portion		$ 4,537	4,537
Loan payable issued March 31, 2020 [Member]
Debt Instrument [Line Items]
Simple Interest Rate		8.00%
Loans payable current portion		$ 4,537
Loan payable issued June 8, 2020 [Member]
Debt Instrument [Line Items]
Simple Interest Rate		8.00%
Loans payable current portion			5,000
Loan payable issued June 8, 2020 [Member]
Debt Instrument [Line Items]
Simple Interest Rate		0.00%
Loans payable current portion		$ 5,000	5,000
Loan payable issued June 17, 2020 [Member]
Debt Instrument [Line Items]
Simple Interest Rate		8.00%
Loans payable current portion		$ 485
Loan payable issued July 15, 2020 [Member]
Debt Instrument [Line Items]
Simple Interest Rate	[1]	8.00%
Loans payable current portion	[1]	$ 4,695	4,695
Loan payable issued July 15, 2020 [Member]
Debt Instrument [Line Items]
Simple Interest Rate		8.00%
Loans payable current portion		$ 5,503
Loan payable issued October 8, 2020 [Member]
Debt Instrument [Line Items]
Simple Interest Rate	[1]	8.00%
Loans payable current portion	[1]	$ 7,798
Loan payable issued October 13, 2020 [Member]
Debt Instrument [Line Items]
Simple Interest Rate		8.00%
Loans payable current portion		$ 13,337	13,337
Loan payable issued October 14, 2020 [Member]
Debt Instrument [Line Items]
Simple Interest Rate		8.00%
Loans payable current portion		$ 4,544
Current portion of PPP Loans [Member]
Debt Instrument [Line Items]
Simple Interest Rate	[2]	1.00%
Loans payable current portion	[2]		41,312
Current portion of Bounce Back Loans [Member]
Debt Instrument [Line Items]
Simple Interest Rate	[2]	1.00%
Loans payable current portion	[2]	$ 11,940	13,005
First Assurance Funding payable issued December 10, 2021 [Member]
Debt Instrument [Line Items]
Simple Interest Rate	[3]	2.00%
Loans payable current portion	[3]	$ 1,060,890	$ 1,618,443

[1]	These loans are denominated in currencies other than USD.
[2]	See Loans Payable, Non-Current Portion for a description of the PPP Loans and the Bounce Back Loans.
[3]	Note that these loans are not currently in default.